Investment Strategy - Breckinridge Municipal Bond Completion Fund	Apr. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities that pay interest not subject to regular federal income tax. Some of these investments in municipal securities may pay interest that is not exempt from the federal alternative minimum tax (“Federal AMT”). This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. Municipal securities may include debt obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities.

Under normal market conditions, the Fund invests primarily in investment-grade municipal securities. The Fund may also invest up to 20% of its net assets in municipal securities rated by a nationally recognized statistical rating organization at the time of purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors which the Adviser determines have comparable below investment grade municipal obligations outstanding or which are deemed by the Adviser to be comparable to obligors with outstanding below investment grade obligations. Although the Fund seeks to be diversified by geography and across sectors of the municipal bond market, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions. The Fund may also invest up to 20% of its net assets in taxable fixed-income securities, such as U.S. Treasury securities, as well as privately issued securities (e.g., Rule 144A securities), other investment companies, and corporate fixed income securities. The Fund may also invest in exchange-traded funds (“ETFs”) for cash management purposes, including to equitize cash.

In selecting securities for the Fund, the Adviser uses a bottom-up approach that seeks to invest in securities having credit quality and structural characteristics consistent with the investment objectives of providing current income and capital preservation. Investment opportunities are first identified based on fundamental analysis of the municipal issuer’s credit quality followed by an analysis of a security’s structure (such as call features, coupon, and sinking fund requirements) and an assessment of its risk-adjusted return relative to other tax-exempt offerings and returns available in the taxable fixed-income markets. The Adviser considers selling securities held by the Fund for various reasons, including, but not limited to, downgrades in the Adviser’s internal ratings or opinions and changes in a given bond’s underlying trends, risk profile or valuation. The Adviser does not use predetermined price targets. Rather it evaluates the risks of holding a bond against the potential upside return and, if applicable, the tax consequences of selling. The Adviser makes sell decisions through a collaborative process, whereby the Fund’s portfolio management team works with the research team to review potential candidates.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.